Earnings Per Share	6 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 22. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted EPS for the years ended September 30, 2024 and for the six months ended March 31, 2025:

	As of September 30,	As of March 31,
	2024	2025
Numerator:
Numerator for basic and diluted earnings per share – net income (loss) attributable to the SU Group Holdings Limited’s shareholders (in HK$)	10,653,488	(4,527,468)

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	13,027,752	13,770,577

Earnings (Losses) per share – basic and diluted (in HK$)	0.82	(0.33)

For the six months ended March 31, 2024 and 2025, the effects of all outstanding warrant have been excluded from the computation of diluted earnings per share as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net earnings (losses) per share as their inclusion would be anti-dilutive are as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Outstanding warrant	62,500	62,500